SCHEDULE OF RESERVES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Foreign currency translation	$ 831,142	$ 847,408	$ 746,819
Share-based payments	3,557,486	5,688,148	10,751,832
Total reserves	4,388,628	6,535,556
Balance at the beginning of the financial year	847,408	746,819
Add: net currency translation gain / (loss)	(16,266)	100,589	27,864
Balance at the end of the financial year	831,142	847,408	746,819
Balance at the beginning of the financial year	5,688,148	10,751,832
Add: share-based payments expense	124,177
Add: Issue of performance rights		125,500
Add: Valuation of warrants	101,991	134,956
Less: Options/warrants expired	(2,356,830)	(5,241,452)
Less: Exercise of performance rights		(82,688)
Balance at the end of the financial year	$ 3,557,486	$ 5,688,148	$ 10,751,832